Weighted average basic and diluted number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Basic weighted average number of shares	141,887,984	103,941,184
Effect of dilutive stock options and warrants
Diluted weighted average number of shares	141,887,984	103,941,184
Stock option [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares
Anti-dilutive stock	12,578,957	10,658,957
Warrant [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares	4,218,822	6,264,520